CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (21,089,284)	$ (235,591)	$ (1,139,072)	$ (306,153)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	94,881	48,693
Decrease in deferred tax, net	700	150	970	(79,870)
Accounts receivable, net	(143,637)	301,740	557,980	27,471
Increase in deferred revenues	(285,897)	(318,675)	(410,164)	350,627
Net Cash (used for) from Operating Activities	(1,995,109)	(75,648)	(769,104)	74,822
Cash flows from financing activities
Proceeds from issuance of shares				2,562,264
Net Cash from Financing Activities	(38,359)	565,457	1,851,353	1,919,408
Net Change in Cash			783,950	1,801,230
Mer Telemanagement Solutions Ltd [Member]
Cash flows from operating activities
Net loss	(994,000)	(661,000)	(1,815,000)	(135,000)	$ (1,170,000)
Loss from discontinued operations	(29,000)	(1,000)	(37,000)	57,000	(284,000)
Net loss from continuing operations	(965,000)	(660,000)	(1,778,000)	(192,000)	(886,000)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	12,000	19,000	32,000	79,000	82,000
Impairment of goodwill		617,000	1,723,000	254,000
Decrease in deferred tax, net		(108,000)	(334,000)	(18,000)	35,000
Stock-based compensation		15,000
Decrease in accrued severance pay, net	(2,000)	(111,000)	(124,000)	(3,000)	(36,000)
Accounts receivable, net	67,000	85,000	92,000	105,000	(40,000)
Decrease in other accounts receivable and prepaid expenses	111,000	15,000	(163,000)	(135,000)	(27,000)
Increase (decrease) in trade payables	132,000	(39,000)	(35,000)	(15,000)	(144,000)
Decrease in accrued expenses and other liabilities	(132,000)	(1,115,000)	(548,000)	(77,000)	111,000
Increase in deferred revenues	182,000	58,000	(217,000)	(91,000)	(461,000)
Net cash used in operating activities from continuing operations	(595,000)	(1,224,000)	(1,331,000)	(46,000)	(1,276,000)
Net cash used in operating activities from discontinued operations	(34,000)	(35,000)	(63,000)	(18,000)	57,000
Net Cash (used for) from Operating Activities	(629,000)	(1,259,000)	(1,394,000)	(64,000)	(1,219,000)
Investing Activities
Purchase of property and equipment	(3,000)	(6,000)	(5,000)	(60,000)	(14,000)
Net cash used in investing activities from continuing operations	(3,000)	(6,000)	(5,000)	(60,000)	(14,000)
Cash flows from financing activities
Proceeds from issuance of shares		710,000	710,000	790,000	1,541,000
Net Cash from Financing Activities		710,000	710,000	790,000	1,541,000
Net Change in Cash	(632,000)	(555,000)
Cash, cash equivalents and restricted cash at the beginning of the year	2,507,000	3,196,000	3,196,000	2,530,000	2,223,000
Cash, cash equivalents and restricted cash at the end of the year	1,875,000	2,641,000	2,507,000	3,196,000	2,530,000
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	$ 3,000	$ 4,000	$ 4,000	$ 1,000	$ 1,000